Consolidated Statement of Stockholders' Equity (Deficit) (Unaudited) - 9 months ended Sep. 30, 2016 - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2015	85,648,015
Balance at Dec. 31, 2015	$ 57,236	$ 84,410,821	$ (84,075,695)	$ (40,567)	$ 789,573	$ 1,141,368
Issuance of common stock to vendors and interest to note holders (in shares)	1,776,664
Issuance of common stock to vendors and interest to note holders	$ 1,208	701,535				702,743
Conversion of 2015 Unit offering notes into shares of common stock (in shares)	1,341,301
Conversion of 2015 Unit offering notes into shares of common stock	$ 899	351,667				352,566
Exercise of warrants (in shares)	1,150,000
Exercise of warrants	$ 771	354,229				355,000
Stock option compensation expense		645,808				645,808
Warrants and conversion feature issued as discount on convertible notes payable and line of credit		2,460,975				2,460,975
Net Loss			(5,605,157)		(191,674)	(5,796,831)
Foreign currency translation				(21,723)		(21,723)
Balance (in shares) at Sep. 30, 2016	89,915,980
Balance at Sep. 30, 2016	$ 60,114	$ 88,925,035	$ (89,680,852)	$ (62,290)	$ 597,899	$ (160,094)